Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value, reserved for issuance under the Arbutus Biopharma Corporation 2026 Omnibus Share and Incentive Plan
Amount Registered | shares	16,300,000
Proposed Maximum Offering Price per Unit	4.29
Maximum Aggregate Offering Price	$ 69,927,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,656.92
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from share splits, share dividends or similar transactions. (b) The Amount Registered represents 16,300,000 common shares, without par value (the "Common Shares"), of Arbutus Biopharma Corporation (the "Registrant") available for issuance under the Arbutus Biopharma Corporation 2026 Omnibus Share and Incentive Plan, which Plan was approved by the Registrant's shareholders at the Registrant's 2026 Annual General and Special Meeting of Shareholders on May 26, 2026. (c) The proposed Maximum Aggregate Offering Price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee based on the average of the high and low sales price per Common Share as reported on the Nasdaq Global Select Market on June 3, 2026, which date is a date within five business days of the filing of this registration statement.